Offerings - Offering: 1	May 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	10,814,000
Proposed Maximum Offering Price per Unit	20.16
Maximum Aggregate Offering Price	$ 218,010,240.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 30,107.21
Offering Note	Note 1a. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.01 per share (the "Common Stock"), of Macy's, Inc. (the "Registrant") that may become issuable to prevent dilution pursuant to the antidilution provisions of the Registrant's 2024 Equity and Incentive Compensation Plan as amended and restated (the "Amended and Restated 2024 Plan"), including in the event of stock splits, stock dividends, recapitalization or similar transactions. Note 1b. This Registration Statement covers an additional 10,814,000 shares of Common Stock, not previously registered, issuable under the Amended and Restated 2024 Plan. In addition, the number of shares available for issuance under the Amended and Restated 2024 Plan may be increased from time to time by shares of Common Stock subject to outstanding awards under the Registrant's 2021 Equity and Incentive Compensation Plan (the "2021 Plan"), the 2018 Equity and Incentive Compensation Plan (the "2018 Plan") and the Amended and Restated 2009 Omnibus Incentive Compensation Plan (the "2009 Plan" and, together with the 2021 Plan and the 2018 Plan, the "Predecessor Plans") that are forfeited, cancelled, expire, settled for cash (in whole or in part) or unearned (in whole or in part), as applicable, after February 3, 2024 at a rate of one share for every one share subject to stock option awards and 1.75 shares for every one share subject to awards other than stock options. Note 1c. Estimated solely for calculating the amount of the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, on the basis of the average of the high and low sale prices of such securities on the New York Stock Exchange on May 21, 2026, a date within five business days prior to filing.